MASSMUTUAL FUNDS
MassMutual Equity Opportunities Fund
Supplement dated December 11, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces the information for Donald J. Kilbride found under the heading Portfolio Manager(s) in the section titled Management (on page 41 of the Prospectus):
Donald J. Kilbride is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since March 2017. He is expected to retire from Wellington Management on December 31, 2025.
The following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 41 of the Prospectus):
Peter C. Fisher is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since December 2024.
The following information replaces the information for Donald J. Kilbride found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 138 of the Prospectus:
Donald J. Kilbride
has served as a portfolio manager of a portion of the Equity Opportunities Fund since 2017. Mr. Kilbride is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2002. He is expected to retire from Wellington Management on December 31, 2025.
The following information supplements the information for Wellington Management Company LLP found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 138 of the Prospectus:
Peter C. Fisher
has served as a portfolio manager of a portion of the Equity Opportunities Fund since 2024. Mr. Fisher is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2005.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-24-13
EO-24-01

MASSMUTUAL FUNDS
MassMutual Equity Opportunities Fund
Supplement dated December 11, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces similar information for the Fund found on page B-342 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Equity Opportunities Fund are Peter C. Fisher and Donald J. Kilbride. Mr. Kilbride is expected to retire from Wellington Management on December 31, 2025.
The following information supplements the information for the Fund found on page B-342 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Peter C. Fisher
Registered investment companies**	8	$65,105,879,098	2	$55,178,797,707
Other pooled investment vehicles	5	$492,354,491	1	$82,205,674
Other accounts	15	$2,320,439,792	2	$363,040,649
* The information provided is as of September 30, 2024.
** Does not include the Equity Opportunities Fund.
Ownership of Securities:
As of September 30, 2024, Mr. Fisher did not own any shares of the Equity Opportunities Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-24-09